Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,516,847	¥ 1,365,775
Reclassification from non-current liabilities (Current portion)	2,588,743	1,925,420
Total	4,105,590	3,291,195
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	959,620	965,468
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	387,093	358,874
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	90,835
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 79,299	¥ 41,433